091-04688fn

January 20, 2009

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION RECEIVED
JAN 22 2009
DIVISION OF MARKET REGULATION

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

09050518

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NASDAQ OMX BX, Inc. **(traded pursuant to unlisted trading privileges)**
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Open End Management Investment Company**
3. Class of New Derivative Securities Product:
**Index Fund Shares**
4. Name of Underlying Instrument:
**MSCI EAFE**
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
**Broad-based**
6. Ticker Symbol(s) of New Derivative Securities Product:
**DPK**
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**ASX, Dublin, EN Amsterdam, EN Brussels, EN Lisbon, EN Paris, Frankfurt, Hong Kong, Istanbul, JASDAQ, London, MCE, Milan, NASDAQ, NYSE, OMX, Stockholm, Osaka, Oslo, Singapore, Tokyo, Vienna, Virt-x**
8. Settlement Methodology of New Derivative Securities Product:
**Regular way trades settle on T + 3 (cash settled)**
9. Position Limits of New Derivative Securities Product (if applicable):
**N/A**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
**Joan C. Conley**

Title:
**Secretary**

Telephone Number:
**+1 301 978-8735**

Manual Signature of Official Responsible for Form:

Date: **January 20, 2009**

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JAN 22 2009 |